Selected Account Information (Details) - Schedules of inventories - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Public Utilities, Inventory [Line Items]
Total inventories	$ 6,193,342	$ 5,815,150
Less reserve for obsolescence	(387,848)	(387,848)
Total inventories, net	5,805,494	5,427,302
Appliances [Member]
Public Utilities, Inventory [Line Items]
Total inventories	2,554,539	2,206,336
Automotive [Member]
Public Utilities, Inventory [Line Items]
Total inventories	1,824,260	2,064,834
Construction in Progress [Member]
Public Utilities, Inventory [Line Items]
Total inventories	$ 1,814,543	$ 1,543,980